Exhibit 99.1

World Omni Auto Receivables Trust 2023-B
Monthly Servicer Certificate
May 31, 2023

Dates Covered
Collections Period	05/01/23 - 05/31/23
Interest Accrual Period	05/15/23 - 06/14/23
30/360 Days	30
Actual/360 Days	31
Distribution Date	06/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/23	987,093,188.12	43,382
Yield Supplement Overcollateralization Amount 04/30/23	106,946,695.29	0
Receivables Balance 04/30/23	1,094,039,883.41	43,382
Principal Payments	38,889,449.72	741
Defaulted Receivables	148,170.47	5
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/23	101,813,848.40	0
Pool Balance at 05/31/23	953,188,414.82	42,636

Pool Statistics	$ Amount	# of Accounts
Pool Factor	90.73%
Prepayment ABS Speed	1.77%
Aggregate Starting Principal Balance	1,162,826,061.02	44,579

Delinquent Receivables:
Past Due 31-60 days	5,330,994.42	235
Past Due 61-90 days	1,094,557.65	45
Past Due 91-120 days	344,966.05	11
Past Due 121+ days	0.00	0
Total	6,770,518.12	291

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.64%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.14%
Delinquency Trigger Occurred	NO

Recoveries	99,288.23
Aggregate Net Losses/(Gains) - May 2023	48,882.24
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.05%
Prior Net Losses/(Gains) Ratio	0.05%
Second Prior Net Losses/(Gains) Ratio	N/A
Third Prior Net Losses/(Gains) Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.01%

Overcollateralization Target Amount	10,961,666.77
Actual Overcollateralization	10,961,666.77
Weighted Average Contract Rate	5.61%
Weighted Average Contract Rate, Yield Adjusted	10.39%
Weighted Average Remaining Term	57.93

Flow of Funds	$ Amount
Collections	44,185,155.75
Investment Earnings on Cash Accounts	21,861.82
Servicing Fee	(911,699.90)
Transfer to Collection Account	-
Available Funds	43,295,317.67

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,965,558.48
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	127,914.25
(5) Noteholders' Second Priority Principal Distributable Amount	6,813,201.64
(6) Class C Interest	67,288.50
(7) Noteholders' Third Priority Principal Distributable Amount	15,740,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	10,961,666.77
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	5,619,688.03

Total Distributions of Available Funds	43,295,317.67

Servicing Fee	911,699.90
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	996,700,000.00
Original Class B	31,390,000.00
Original Class C	15,740,000.00

Total Class A, B, & C
Note Balance @ 05/15/23	975,741,616.46
Principal Paid	33,514,868.41
Note Balance @ 06/15/23	942,226,748.05

Class A-1
Note Balance @ 05/15/23	148,911,616.46
Principal Paid	33,514,868.41
Note Balance @ 06/15/23	115,396,748.05
Note Factor @ 06/15/23	53.1782249%

Class A-2a
Note Balance @ 05/15/23	230,000,000.00
Principal Paid	0.00
Note Balance @ 06/15/23	230,000,000.00
Note Factor @ 06/15/23	100.0000000%

Class A-2b
Note Balance @ 05/15/23	153,000,000.00
Principal Paid	0.00
Note Balance @ 06/15/23	153,000,000.00
Note Factor @ 06/15/23	100.0000000%

Class A-3
Note Balance @ 05/15/23	297,200,000.00
Principal Paid	0.00
Note Balance @ 06/15/23	297,200,000.00
Note Factor @ 06/15/23	100.0000000%

Class A-4
Note Balance @ 05/15/23	99,500,000.00
Principal Paid	0.00
Note Balance @ 06/15/23	99,500,000.00
Note Factor @ 06/15/23	100.0000000%

Class B
Note Balance @ 05/15/23	31,390,000.00
Principal Paid	0.00
Note Balance @ 06/15/23	31,390,000.00
Note Factor @ 06/15/23	100.0000000%

Class C
Note Balance @ 05/15/23	15,740,000.00
Principal Paid	0.00
Note Balance @ 06/15/23	15,740,000.00
Note Factor @ 06/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	4,160,761.23
Total Principal Paid	33,514,868.41
Total Paid	37,675,629.64

Class A-1
Coupon	5.31600%
Interest Paid	681,667.74
Principal Paid	33,514,868.41
Total Paid to A-1 Holders	34,196,536.15

Class A-2a
Coupon	5.25000%
Interest Paid	1,006,250.00
Principal Paid	0.00
Total Paid to A-2a Holders	1,006,250.00

Class A-2b
SOFR Rate	4.87227%
Coupon	5.58227%
Interest Paid	735,464.07
Principal Paid	0.00
Total Paid to A-2b Holders	735,464.07

Class A-3
Coupon	4.66000%
Interest Paid	1,154,126.67
Principal Paid	0.00
Total Paid to A-3 Holders	1,154,126.67

Class A-4
Coupon	4.68000%
Interest Paid	388,050.00
Principal Paid	0.00
Total Paid to A-4 Holders	388,050.00

Class B
Coupon	4.89000%
Interest Paid	127,914.25
Principal Paid	0.00
Total Paid to B Holders	127,914.25

Class C
Coupon	5.13000%
Interest Paid	67,288.50
Principal Paid	0.00
Total Paid to C Holders	67,288.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.9860525
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	32.1075926
Total Distribution Amount	36.0936451

A-1 Interest Distribution Amount	3.1413260
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	154.4463982
Total A-1 Distribution Amount	157.5877242

A-2a Interest Distribution Amount	4.3750000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	4.3750000

A-2b Interest Distribution Amount	4.8069547
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	4.8069547

A-3 Interest Distribution Amount	3.8833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.8833333

A-4 Interest Distribution Amount	3.9000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.9000000

B Interest Distribution Amount	4.0750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.0750000

C Interest Distribution Amount	4.2750000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.2750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	203.29
Noteholders' Third Priority Principal Distributable Amount	469.64
Noteholders' Principal Distributable Amount	327.07

Account Balances	$ Amount
Reserve Account
Balance as of 05/15/23	2,616,119.83
Investment Earnings	11,029.37
Investment Earnings Paid	(11,029.37)
Deposit/(Withdrawal)	-
Balance as of 06/15/23	2,616,119.83
Change	-

Required Reserve Amount	2,616,119.83

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,887,577.21	$1,978,831.12	N/A
Number of Extensions	79	77	N/A
Ratio of extensions to Beginning of Period Receivables Balance	0.17%	0.17%	N/A